CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2023
CRYPTOCURRENCIES
Schedule of cryptocurrencies

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	60,576,929	92,205,041	12,986,808
Tether (USDT) <2>	29,318	1,546,793	217,861
Ethereum (ETH) <4>	4,924,572	1,302,324	183,428
Filecoin (Fil) <3>	808,711	12,907,103	1,817,929
Binance Coin (BNB)	2,123	—	—
Total	66,341,653	107,961,261	15,206,026
Less: Cryptocurrencies, restricted	8,472,413	20,247,023	2,851,734
Balance of Cryptocurrencies	57,869,240	87,714,238	12,354,292

Schedule of intangible assets additional information about Bitcoins and ETH

	BTC		USDT		ETH		FIL		BNB		USDC		APE		Total
	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB
Balance as of January 1, 2022	393	77,693,877	1,321,342	8,424,472	—	—	—	—	—	—	—	—	—	—	86,118,349
Receipt of BTC from Cryptocurrency Mining, net*	604	97,856,961	—	—	—	—	—	—	—	—	—	—	—	—	97,856,961
Receipt of FIL from Cryptocurrency mining**	—	—	—	—	—	—	13,970	573,306	—	—	—	—	—	—	573,306
Receipt of ETH from operating activities	—	—	—	—	770	10,170,837	—	—	—	—	—	—	—	—	10,170,837
Purchase of cryptocurrencies by cash	—	—	995,000	6,315,981	—	—	—	—	—	—	—	—	—	-	6,315,981
Additions from exchange of other cryptocurrencies	—	—	7,207,317	49,312,505	222	4,087,824	—	—	1	2,123	2,233,639	15,039,436	903	140,252	68,582,140
Interest income	0.01	937	1,804	11,711	0.1	1,019	30	1,576	—	—	—	—	—	—	15,243
Proceeds from disposal of mining machines	—	—	390,240	2,644,929	—	—	—	—	—	—	—	—	—	—	2,644,929
Proceeds from disposal of subsidiaries	—	—	—	—	—	—	35,000	1,110,927	—	—	—	—	—	—	1,110,927
Payment for operating activities	(10)	(1,121,886)	(9,788,568)	(65,777,411)	(255)	(6,015,430)	(200)	(11,111)	—	—	(2,220,533)	(14,954,731)	(903)	(140,252)	(88,020,821)
Sale of cryptocurrencies for cash	(30)	(5,637,172)	—	—	—	—	—	—	—	—	—	—	—	—	(5,637,172)
Sale of cryptocurrencies for other cryptocurrencies	(415)	(64,062,260)	(122,925)	(791,820)	(31)	(579,684)	—	—	—	—	(13,106)	(89,815)	—	—	(65,523,579)
Exchange gain or loss for RMB/USD translation	—	—	—	(111,049)	—	—	—	—	—	—	—	5,110	—	—	(105,939)
Realized gain on sale/exchange cryptocurrencies	—	11,078,688	—	—	—	(213,941)	—	—	—	—	—	—	—	—	10,864,747
Less:Impairment of cryptocurrencies	—	(55,232,216)	—	—	—	(2,526,053)	—	(865,987)	—	—	—	—	—	—	(58,624,256)
Balance as of December 31,2022	542	60,576,929	4,210	29,318	706	4,924,572	48,800	808,711	1	2,123	—	—	—	—	66,341,653
Cumulative effect from the adoption of ASU 2023-08	—	349,930	—	—	—	944,847	—	237,008	—	(408)	—	—	—	—	1,531,377
Receipt of BTC from Cryptocurrency Mining, net*	851	168,324,213	—	—	—	—	—	—	—	—	—	—	—	—	168,324,213
Receipt of FIL from Cryptocurrency mining **	—	—	—	—	—	—	71,035	2,262,270	—	—	—	—	—	—	2,262,270
Receipt of ETH from operating activities	—	—	—	—	42	433,443	—	—	—	—	—	—	—	—	433,443
Additions from exchange of other cryptocurrencies	—	—	21,301,249	149,729,252	—	—	—	—	—	—	—	—	—	—	149,729,252
Interest income	0.02	3,757	12,333	86,461	2	20,967	679	20,064	—	—	—	—	—	—	131,249
Proceeds from disposal of mining machines	—	—	553,836	3,914,910	—	—	—	—	—	—	—	—	—	—	3,914,910
Proceeds from disposal of subsidiaries	—	—	—	—	—	—	153,000	4,815,622	—	—	—	—	—	—	4,815,622
Payment for operating activities	(4)	(540,691)	(21,653,238)	(152,548,249)	(7)	(69,134)	(225)	(7,379)	(1)	(1,643)	—	—	—	—	(153,167,096)
Sale of cryptocurrencies for cash	(375)	(70,539,071)	—	—	—	—	—	—	—	—	—	—	—	—	(70,539,071)
Sale of cryptocurrencies for other cryptocurrencies	(708)	(140,307,791)	—	—	(663)	(8,715,982)	—	—	—	—	—	—	—	—	(149,023,773)
Exchange gain or loss for RMB/USD translation	—	—	—	335,101	—	—	—	—	—	(72)	—	—	—	—	335,029
Realized gain on sale/exchange of cryptocurrencies	—	40,610,729	—	—	—	2,225,201	—	—	—	—	—	—	—	—	42,835,930
Change in fair value of cryptocurrencies	—	33,727,036	—	—	—	1,538,410	—	4,770,807	—	—	—	—	—	—	40,036,253
Balance as of December 31, 2023	306	92,205,041	218,390	1,546,793	80	1,302,324	273,289	12,907,103	—	—	—	—	—	—	107,961,261
Less: Cryptocurrencies, restricted	38	11,443,970	—	—	—	—	186,383	8,803,053	—	—	—	—	—	—	20,247,023
Balance of Cryptocurrencies	268	80,761,071	218,390	1,546,793	80	1,302,324	86,906	4,104,050	—	—	—	—	—	—	87,714,238

*Receipt of BTC from Cryptocurrency mining, net of service fee deducted by mining pool of RMB 5,003,875 and RMB 3,126,644 for the years ended 2023 and 2022, respectively.

**Receipt of FIL net of expense of RMB 783,295 and RMB nil for the years ended December 31, 2023 and 2022, respectively.